8. Property and Equipment (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Manufacturing, lab, and other equipment		$ 3,653,000	$ 3,319,000
Office equipment		361,000	324,000
Furniture and fixtures		100,000	91,000
Leasehold improvements		592,000	536,000
Property and equipment, gross		4,706,000	4,270,000
Less: accumulated depreciation and amortization		(3,570,000)	(3,031,000)
Property and equipment, net	$ 935,000	$ 1,136,000	$ 1,239,000